TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Trade Receivables And Other Current Assets
Trade Receivables and Other Current assets

	06/30/2024	12/31/2023
Trade receivables:
Other receivables from the Codere Group companies (Note 15)	1,584	8,147
Impairment of trade receivables	(99)	(99)
Other current assets:
Current tax asset (VAT)	6,526	5,169
Prepayments	1,463	414
Other receivables	(166)	(27)
Total	9,309	13,604

Disclosure of Groups trade receivables

Currency	06/30/2024	12/31/2023
EUR	6,480	9,845
ILS	212	219
ARS	351	633
USD	338	712
MXN	1,492	1,537
COP	436	656
Total	9,309	13,604

Disclosure of impairment of accounts receivable

Expected credit loss as of 12/31/2022	99
Additions	-
Reversal	-
Expected credit loss as of 12/31/2023	99

Expected credit loss as of 12/31/2023	99
Additions	-
Reversal	-
Expected credit loss as of 06/30/2024	99